Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
NRI [Member] | Equity Investments [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	23.10%	23.00%
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Difference between the carrying amount of the equity method investment and the underlying equity in net assets	¥ 21,810	¥ 31,576
NREH [Member] | Equity Investments [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	37.60%	37.20%